Note 54 Annual fixed remuneration Senior management (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Annual fixed remuneration senior management [Line Items]
Senior management total annual fixed remuneration	[1]	€ 18,187	€ 18,149

[1]	(1) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.